UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.2%
AIR TRANSPORT	1.8%
SKYWEST, INC.		39,700	$1,048,477

AUTO PARTS	2.1%
COOPER-STANDARD HLDGS., INC.*		7,000	691,600
MOTORCAR PARTS OF AMERICA, INC.*		19,600	564,088
			1,255,688

BACK OFFICE SUPPORT	4.3%
NAVIGANT CONSULTING, INC.*		39,400	796,668
NV5 HLDGS., INC.*		30,700	991,917
THE HACKETT GROUP, INC.		46,500	768,180
			2,556,765

BANKS - DIVERSIFIED	7.7%
CENTERSTATE BANKS, INC.		44,200	783,666
CUSTOMERS BANCORP, INC.*		28,600	719,576
EAGLE BANCORP, INC.*		15,080	743,897
FIRST INTERNET BANCORP		12,100	279,389
FRANKLIN FINANCIAL NETWORK, INC.*		22,700	848,980
PACIFIC PREMIER BANCORP, INC.*		17,300	457,758
QCR HLDGS., INC.		23,800	755,412
			4,588,678

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	1.2%
BANC OF CALIFORNIA, INC.		40,700	710,622

BIOTECHNOLOGY	3.2%
LIGAND PHARMACEUTICALS, INC.*		7,400	755,244
MACROGENICS, INC.*		6,400	191,424
PACIFIC BIOSCIENCES OF CALIFORNIA, INC.*		13,600	121,856
SUCAMPO PHARMACEUTICALS, INC.*		50,100	616,731
XENCOR, INC.*		8,000	195,920
			1,881,175

BUILDING MATERIALS	3.4%
GIBRALTAR INDUSTRIES, INC.*		23,800	884,170
PATRICK INDUSTRIES, INC.*		18,150	1,123,848
			2,008,018

CASINOS & GAMBLING	1.3%
ELDORADO RESORTS, INC.*		53,700	755,022

CEMENT	0.6%
US CONCRETE, INC.*		7,500	345,488

COMMERCIAL SERVICES	0.5%
SITO MOBILE LTD.*		80,000	352,000

COMMERCIAL VEHICLES & PARTS	0.3%
SUPREME INDUSTRIES, INC.		9,600	185,280

COMMUNICATIONS TECHNOLOGY	4.4%
EXTREME NETWORKS, INC.*		145,400	652,846
GIGAMON, INC.*		18,400	1,008,320
NOVATEL WIRELESS, INC.*		125,000	391,250
SHORETEL, INC.*		75,000	600,000
			2,652,416

COMPUTER SERVICES SOFTWARE & SYSTEMS	9.8%
AUTOBYTEL, INC.*		52,600	936,280
BRIGHTCOVE, INC.*		71,800	936,990
BROADSOFT, INC.*		16,500	768,075
CALLIDUS SOFTWARE, INC.*		29,300	537,655
CARBONITE, INC.*		76,200	1,170,432
INTRALINKS HLDGS., INC.*		63,900	642,834
MERCURY SYSTEMS, INC.*		12,900	316,953
UNISYS CORP.*		50,500	491,870
			5,801,089

COMPUTER TECHNOLOGY	0.4%
PCM, INC.*		11,800	254,172

CONSUMER SERVICES - MISCELLANEOUS	3.4%
BG STAFFING, INC.		26,000	402,480
NUTRISYSTEM, INC.		28,800	855,072
XO GROUP, INC.*		40,100	775,133
			2,032,685

ENGINEERING & CONTRACTING SERVICES	2.1%
MISTRAS GROUP, INC.*		21,200	497,564
VSE CORP.		16,000	543,840
WILLDAN GROUP, INC.*		12,957	227,395
			1,268,799

HEALTHCARE MANAGEMENT	0.7%
HEALTHEQUITY, INC.*		10,600	401,210

HEALTHCARE SERVICES	4.5%
AMN HEALTHCARE SERVICES, INC.*		23,000	733,010
BIOTELEMETRY, INC.*		39,000	724,230
HEALTHWAYS, INC.*		13,000	343,980
LHC GROUP, INC.*		22,500	829,800
PSYCHEMEDICS CORP.		3,243	64,341
			2,695,361

HOME BUILDING	1.4%
CENTURY COMMUNITIES, INC.*		39,600	851,796

HOUSEHOLD EQUIPMENT AND PRODUCTS	1.5%
CENTRAL GARDEN & PET CO.*		34,500	897,000

LEISURE TIME	2.0%
NAUTILUS, INC.*		52,200	1,185,984

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
BOVIE MEDICAL CORP.*		53,600	279,256
CRYOLIFE, INC.*		52,000	913,640
DERMA SCIENCES, INC.*		70,000	326,900
			1,519,796

MEDICAL EQUIPMENT	4.4%
GLAUKOS CORP.*		33,600	1,268,064
INOGEN, INC.*		16,600	994,340
IRADIMED CORP.*		19,600	333,004
			2,595,408

MEDICAL SERVICES	1.4%
NEOGENOMICS, INC.*		101,000	830,220

OIL CRUDE PRODUCER	3.6%
CALLON PETROLEUM CO.*		57,900	909,030
EARTHSTONE ENERGY, INC.*		58,000	498,800
RING ENERGY, INC.*		69,400	759,930
			2,167,760

PERSONAL CARE	0.7%
ORCHIDS PAPER PRODUCTS CO.		15,200	413,896

PHARMACEUTICALS	3.9%
AMPHASTAR PHARMACEUTICALS, INC.*		27,200	515,984
CAMBREX CORP.*		17,400	773,604
HESKA CORP.*		18,544	1,009,350
			2,298,938

PRODUCTION TECHNOLOGY EQUIPMENT	2.8%
CYBEROPTICS CORP.*		29,609	727,789
ULTRA CLEAN HLDGS., INC.*		123,000	911,430
			1,639,219

RECREATIONAL VEHICLES & BOATS	1.0%
MCBC HLDGS., INC.		49,700	566,580

RESTAURANTS	1.4%
DEL TACO RESTAURANTS, INC.*		69,500	828,440

SCIENTIFIC INSTRUMENTS - CONTROL & FILTER	1.3%
CONTROL4 CORP.*		64,300	789,604

SCIENTIFIC INSTRUMENTS - POLLUTION CONTROL	2.1%
HERITAGE-CRYSTAL CLEAN, INC.*		44,300	588,304
HUDSON TECHNOLOGIES, INC.*		100,000	665,000
			1,253,304

SEMICONDUCTORS & COMPONENTS	7.2%
CEVA, INC.*		45,000	1,578,150
EXAR CORP.*		90,000	837,900
INPHI CORP.*		29,200	1,270,492
MAXLINEAR, INC.*		30,600	620,262
			4,306,804

TECHNOLOGY - MISCELLANEOUS	0.5%
KEY TRONIC CORP.*		39,000	290,550

TELECOMMUNICATIONS EQUIPMENT	2.4%
APPLIED OPTOELECTRONICS, INC.*		47,300	1,050,533
VOCERA COMMUNICATIONS, INC.*		23,100	390,390
			1,440,923

TEXTILES - APPAREL & SHOES	1.3%
SEQUENTIAL BRANDS GROUP, INC.*		93,601	748,808

UTILITIES - TELECOMMUNICATIONS	4.0%
INCONTACT, INC.*		171,000	2,390,580

TOTAL EQUITIES
(COST: $46,081,066)			$57,808,555

TOTAL INVESTMENTS	97.2%
(COST: $46,081,066)			$57,808,555

OTHER ASSETS LESS LIABILITIES	2.8%		1,680,932

NET ASSETS - 100% (EQUIVALENT TO $20.46 PER SHARE BASED ON 2,907,413 SHARES OUTSTANDING)			$59,489,487

Cost of Investments is $46,342,103 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$12,667,725
Gross unrealized depreciation			(1,201,273)
Net unrealized appreciation			$11,466,452

* Non-income producing security during the period ended September 30, 2016

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.5%
AIR TRANSPORT	1.8%
SKYWEST, INC.		6,100	$161,101

AUTO PARTS	2.8%
COOPER-STANDARD HLDGS., INC.*		1,300	128,440
TENNECO, INC.*		2,200	128,194
			256,634

BANKS - DIVERSIFIED	5.9%
EAGLE BANCORP, INC.*		2,300	113,459
ENTERPRISE FINANCIAL SERVICES CORP.		3,600	112,500
GREAT WESTERN BANCORP, INC.*		3,800	126,616
HEARTLAND FINANCIAL USA, INC.		3,300	119,031
PRIVATEBANCORP, INC.		1,500	68,880
			540,486

BANKS - SAVINGS, THRIFT & MORTGAGE LENDING	0.8%
FLAGSTAR BANCORP, INC.*		2,700	74,925

BIOTECHNOLOGY	4.5%
ACCELERON PHARMA, INC.*		500	18,095
FIVE PRIME THERAPEUTICS, INC.*		400	20,996
INC RESEARCH HLDGS., INC.*		2,800	124,824
LIGAND PHARMACEUTICALS, INC.*		1,000	102,060
OPHTHOTECH CORP.*		400	18,452
PROTHENA CORP. PLC*		500	29,985
SUCAMPO PHARMACEUTICALS, INC.*		4,600	56,626
ULTRAGENYX PHARMACEUTICAL, INC.*		500	35,470
			406,508

BUILDING MATERIALS	4.6%
GIBRALTAR INDUSTRIES, INC.*		3,200	118,880
PATRICK INDUSTRIES, INC.*		2,700	167,184
TREX CO., INC.*		2,200	129,184
			415,248

CASINOS & GAMBLING	1.7%
BOYD GAMING CORP.*		3,700	73,186
ELDORADO RESORTS, INC.*		6,000	84,360
			157,546

CHEMICALS - DIVERSIFIED	0.5%
HUNTSMAN CORP.		3,000	48,810

COMMERCIAL FINANCE & MORTGAGE COMPANIES	1.3%
WALKER & DUNLOP, INC.*		4,700	118,722

COMMERCIAL VEHICLES & PARTS	1.9%
OSHKOSH CORP.		3,100	173,600

COMMUNICATIONS TECHNOLOGY	3.7%
EXTREME NETWORKS, INC.*		13,300	59,717
GIGAMON, INC.*		2,900	158,920
MITEL NETWORKS CORP.*		15,800	116,288
			334,925

COMPUTER SERVICES SOFTWARE & SYSTEMS	11.2%
BROADSOFT, INC.*		2,500	116,375
CALLIDUS SOFTWARE, INC.*		4,800	88,080
CARBONITE, INC.*		4,100	62,976
CYBERARK SOFTWARE LTD.*		2,300	114,011
GROUPON, INC.*		30,600	157,590
LOGMEIN, INC.		3,100	280,209
REALPAGE, INC.*		3,800	97,660
UNISYS CORP.*		11,200	109,088
			1,025,989

CONSUMER SERVICES - MISCELLANEOUS	1.3%
NUTRISYSTEM, INC.		3,900	115,791

ELECTRONIC ENTERTAINMENT	1.3%
DOLBY LABORATORIES, INC.		2,200	119,438

ENGINEERING & CONTRACTING SERVICES	2.1%
DYCOM INDUSTRIES, INC.*		1,500	122,670
MASTEC, INC.*		2,200	65,428
			188,098

FINANCIAL DATA & SYSTEMS	1.3%
CORELOGIC, INC.*		3,100	121,582

FOODS	1.2%
POST HLDGS., INC.*		1,400	108,038

HEALTHCARE FACILITIES	2.1%
AMSURG CORP.*		700	46,935
VCA, INC.*		2,100	146,958
			193,893

HEALTHCARE MANAGEMENT	0.7%
HEALTHEQUITY, INC.*		1,700	64,345

HEALTHCARE SERVICES	2.8%
AMN HEALTHCARE SERVICES, INC.*		3,400	108,358
BIOTELEMETRY, INC.*		3,200	59,424
OMNICELL, INC.*		2,300	88,090
			255,872

HOUSEHOLD EQUIPMENT & PRODUCTS	1.0%
HELEN OF TROY LTD.*		1,000	86,170

HOUSEHOLD FURNISHINGS	2.5%
ETHAN ALLEN INTERIORS, INC.		3,600	112,572
SELECT COMFORT CORP.*		5,400	116,640
			229,212

LEISURE TIME	1.7%
NAUTILUS, INC.*		6,600	149,952

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.6%
ABIOMED, INC.*		1,000	128,580
NUVASIVE, INC.*		1,700	113,322
			241,902

MEDICAL EQUIPMENT	5.0%
DEXCOM, INC.*		1,700	149,022
GLAUKOS CORP.*		4,100	154,734
INOGEN, INC.*		2,500	149,750
			453,506

MEDICAL SERVICES	1.2%
NEOGENOMICS, INC.*		13,800	113,436

MULTI-LINE INSURANCE	1.4%
NATIONAL GENERAL HLDGS. CORP.		5,900	131,216

OIL CRUDE PRODUCER	2.7%
CALLON PETROLEUM CO.*		8,000	125,600
DIAMONDBACK ENERGY, INC.*		1,300	125,502
			251,102

PHARMACEUTICALS	1.3%
CAMBREX CORP.*		2,600	115,596

RESTAURANTS	1.5%
DAVE & BUSTER'S ENTERTAINMENT, INC.*		2,000	78,360
DEL TACO RESTAURANTS, INC.*		5,200	61,984
			140,344

SCIENTIFIC INSTRUMENTS - GAUGES & METERS	1.8%
ITRON, INC.*		2,900	161,704

SEMICONDUCTORS & COMPONENTS	10.5%
CEVA, INC.*		6,500	227,955
INPHI CORP.*		3,900	169,689
MAXLINEAR, INC.*		7,500	152,025
MONOLITHIC POWER SYSTEMS, INC.		1,600	128,800
POWER INTEGRATIONS, INC.		2,100	132,363
SEMTECH CORP.*		5,500	152,515
			963,347

SPECIALTY CHEMICALS	1.0%
STEPAN CO.		1,300	94,458

SPECIALTY MACHINERY	1.3%
ALBANY INTERNATIONAL CORP.		2,800	118,664

SPECIALTY RETAIL	2.9%
BURLINGTON STORES, INC.*		1,100	89,122
THE CHILDREN'S PLACE, INC.		2,200	175,714
			264,836

STEEL	0.6%
AK STEEL HLDG. CORP.*		11,100	53,613

TELECOMMUNICATIONS EQUIPMENT	0.7%
APPLIED OPTOELECTRONICS, INC.*		2,800	62,188

TEXTILES APPAREL & SHOES	1.3%
OXFORD INDUSTRIES, INC.		1,700	115,090

TOTAL EQUITIES
(COST: $7,251,421)			$8,627,887

TOTAL INVESTMENTS	94.5%
(COST: $7,251,421)			$8,627,887

OTHER ASSETS LESS LIABILITIES	5.5%		506,882

NET ASSETS - 100% (EQUIVALENT TO $13.85 PER SHARE BASED ON 659,553 SHARES OUTSTANDING)			$9,134,769

Cost of Investments is $7,267,976 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,454,790
Gross unrealized depreciation			(94,879)
Net unrealized appreciation			$1,359,911

* Non-income producing security during the period ended September 30, 2016

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.2%
AUSTRALIA	3.3%
COCHLEAR LTD.		5,800	$625,855
CREDIT CORP. GROUP LTD.*		30,300	431,797
WEBJET LTD.		68,800	610,807
			1,668,459

CANADA	1.7%
CCL INDUSTRIES, INC.		2,700	519,853
COTT CORP.		25,000	356,250
			876,103

CHINA	15.0%
CHINA BIOLOGIC PRODUCTS, INC.*		5,300	659,744
CHINA ONLINE EDUCATION GROUP ADS*		50,000	1,045,000
CT ENVIRONMENTAL GROUP LTD.		3,542,000	1,027,474
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.		1,608,000	798,154
MOMO, INC. ADS*		16,900	380,250
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC.*		11,600	537,776
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		93,000	647,465
TAL EDUCATION GROUP ADS*		18,600	1,317,624
YY, INC.*		20,400	1,086,912
			7,500,399

DENMARK	2.1%
GENMAB A/S*		6,000	1,022,948

FINLAND	3.2%
CRAMO OYJ*		39,200	1,012,806
PONSSE OYJ*		9,400	263,985
VERKKOKAUPPA.COM OYJ		45,100	314,109
			1,590,900

FRANCE	1.8%
NEXITY SA		9,700	512,023
SARTORIUS STEDIM BIOTECH		4,835	362,978
			875,001

GERMANY	3.0%
STABILUS SA*		16,100	906,100
ZOOPLUS AG*		4,000	579,645
			1,485,745

HONG KONG	1.8%
CHINA OVERSEAS PROPERTY HLDGS. LTD.		2,245,000	463,101
MINTH GROUP LTD.*		127,000	446,180
			909,281

ISRAEL	1.2%
CYBERARK SOFTWARE LTD.*		11,600	575,012

JAPAN	5.0%
JAPAN LIFELINE CO. LTD.*		17,500	825,773
KAJIMA CORP.		88,000	610,936
KYUDENKO CORP.		15,200	554,608
MITSUI CHEMICALS, INC.		108,000	508,022
			2,499,339

NETHERLANDS	1.2%
BE SEMICONDUCTOR INDUSTRIES NV*		17,200	587,373

SPAIN	1.9%
CIE AUTOMOTIVE SA		19,000	373,938
GAMESA CORP. TECNOLOGICA SA*		25,000	598,601
			972,539

SWEDEN	7.8%
AQ GROUP AB*		11,878	269,993
EVOLUTION GAMING GROUP AB		16,900	550,608
LIFCO AB		13,200	357,128
MYCRONIC AB		87,200	1,087,611
NETENT AB		53,148	486,330
RAYSEARCH LABORATORIES AB		28,900	668,701
SWEDISH ORPHAN BIOVITRUM AB*		38,400	477,158
			3,897,529

UNITED KINGDOM	5.4%
HILL & SMITH HLDGS. PLC*		50,000	734,932
JD SPORTS FASHION PLC		37,600	719,834
JUST EAT PLC*		63,600	441,861
MICRO FOCUS INTERNATIONAL PLC		27,700	789,172
			2,685,799

UNITED STATES OF AMERICA	44.8%
ABIOMED, INC.*		4,100	527,178
AMN HEALTHCARE SERVICES, INC.*		17,300	551,351
BROADSOFT, INC.*		10,600	493,430
CALLIDUS SOFTWARE, INC.*		40,100	735,835
CALLON PETROLEUM CO.*		34,800	546,360
CAMBREX CORP.*		12,100	537,966
CEVA, INC.*		15,000	526,050
THE CHILDREN'S PLACE, INC.		5,700	455,259
COOPER-STANDARD HLDG., INC.*		11,700	1,155,960
CRYOLIFE, INC.*		30,600	537,642
DEXCOM, INC.*		16,300	1,428,858
DIAMONDBACK ENERGY, INC.*		8,000	772,320
DIPLOMAT PHARMACY, INC.*		24,238	678,906
ELDORADO RESORTS, INC.*		39,000	548,340
GIBRALTAR INDUSTRIES, INC.*		13,300	494,095
GIGAMON, INC.*		16,600	909,680
GLAUKOS CORP.*		16,300	615,162
HEALTHEQUITY, INC.*		16,600	628,310
INOGEN, INC.*		17,400	1,042,260
INPHI CORP.*		31,300	1,361,863
LIGAND PHARMACEUTICALS, INC.*		9,200	938,952
LOGMEIN, INC.		22,200	2,006,658
MARINEMAX, INC.*		12,000	251,400
MAXLINEAR, INC.*		40,600	822,962
MONOLITHIC POWER SYSTEMS, INC.		6,600	531,300
NAUTILUS, INC.*		24,100	547,552
OSHKOSH CORP.*		9,000	504,000
PATRICK INDUSTRIES, INC.*		8,800	544,896
PEGASYSTEMS, INC.		19,200	566,208
TENNECO, INC.*		10,000	582,700
VCA, INC.*		7,000	489,860
			22,333,313

TOTAL EQUITIES
(COST: $40,483,605)			$49,479,740

TOTAL INVESTMENTS	99.2%
(COST: $40,483,605)			$49,479,740

OTHER ASSETS LESS LIABILITIES	0.8%		410,016

NET ASSETS - 100% (EQUIVALENT TO $26.08 PER SHARE BASED ON 1,912,750 SHARES OUTSTANDING)			$49,889,756

Cost of Investments is $40,660,392 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$9,460,091
Gross unrealized depreciation			(640,743)
Net unrealized appreciation			$8,819,348

* Non-income producing security during the period ended September 30, 2016

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	21.4%
Consumer Staples	0.7%
Energy	2.7%
Financials	0.9%
Health Care	26.0%
Industrials	13.1%
Information Technology	26.8%
Materials	3.5%
Real Estate	2.0%
Utilities	2.1%

OBERWEIS CHINA OPPORTUNITIES FUND[a]
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.5%
AUTO COMPONENTS	4.1%
MINTH GROUP LTD.		500,000	$1,763,814
NEXTEER AUTOMOTIVE GROUP LTD.*		1,100,000	1,438,237
XINYI GLASS HLDGS. LTD.		1,500,000	1,363,758
			4,565,809

AUTOMOBILES	4.1%
BAIC MOTOR CORP. LTD.*		1,000,000	1,056,224
GEELY AUTOMOBILE HLDGS. LTD.		2,200,000	1,981,004
GUANGZHOU AUTOMOBILE GROUP CO. LTD.		1,200,000	1,551,967
			4,589,195

BEVERAGES	0.9%
WULIANGYE YIBIN CO. LTD.		210,000	1,052,727

BIOTECHNOLOGY	3.1%
CHINA BIOLOGIC PRODUCTS, INC.*		28,000	3,485,440

CHEMICALS	1.1%
FUFENG GROUP LTD.		2,500,000	1,166,649

COMMERCIAL SERVICE & SUPPLY	2.0%
CHINA EVERBRIGHT INTERNATIONAL LTD.		900,000	1,079,016
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.		2,300,000	1,151,927
			2,230,943

COMMUNICATIONS EQUIPMENT	1.1%
YANGTZE OPTICAL FIBRE AND CABLE JOINT STOCK LTD.		700,000	1,190,814

CONSTRUCTION & ENGINEERING	1.0%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		850,000	1,124,734

CONSTRUCTION MATERIALS	2.5%
ANHUI CONCH CEMENT CO. LTD.		500,000	1,381,936
CHINA RESOURCES CEMENT HLDGS. LTD.		3,500,000	1,408,772
			2,790,708

DIVERSIFIED CONSUMER SERVICES	7.5%
CHINA MAPLE LEAF EDUCATIONAL SYSTEMS LTD.		1,700,000	1,577,657
CHINA ONLINE EDUCATION GROUP ADS*		50,000	1,045,000
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADS*		52,000	2,410,720
TAL EDUCATION GROUP ADS*		47,000	3,329,480
			8,362,857

ELECTRICAL EQUIPMENT	1.7%
GUOXUAN HIGH-TECH CO. LTD.		150,000	747,243
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.		800,000	1,204,517
			1,951,760

ELECTRONIC EQUIPMENT & INSTRUMENTS	3.9%
AAC TECHNOLOGIES HLDGS., INC.		120,000	1,212,484
HOLLYSYS AUTOMATION TECHNOLOGIES LTD.*		55,000	1,219,350
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		300,000	1,490,590
TRULY INTERNATIONAL HLDGS. LTD.		1,000,000	408,927
			4,331,351

ENERGY EQUIPMENT & SERVICES	0.8%
CHINA OILFIELD SERVICES LTD.*		1,000,000	876,927

HEALTHCARE PROVIDERS & SERVICES	7.8%
IKANG HEALTHCARE GROUP, INC. ADS*		290,000	5,244,650
PHOENIX HEALTHCARE GROUP CO. LTD.*		1,500,000	2,682,456
UNIVERSAL MEDICAL FINANCIAL & TECHNICAL ADVISORY SERVICES CO. LTD.*		1,000,000	870,030
			8,797,136

HOTELS, RESTAURANTS & LEISURE	2.4%
CHINA LODGING GROUP LTD.*		25,000	1,127,250
TUNIU CORP. ADS*		150,000	1,518,000
			2,645,250

HOUSEHOLD DURABLES	2.1%
HANGZHOU ROBAM APPLIANCES CO. LTD.		184,872	1,146,093
MIDEA GROUP CO. LTD.*		300,000	1,218,967
			2,365,060

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	3.3%
CANVEST ENVIRONMENTAL PROTECTION GROUP CO. LTD.		2,400,000	1,094,085
CHINA LONGYUAN POWER GROUP CORP. LTD.		1,250,000	1,024,235
HUANENG RENEWABLES CORP. LTD.		4,500,000	1,582,113
			3,700,433

INTERNET & CATALOG RETAIL	4.1%
CTRIP.COM INTERNATIONAL LTD. ADS*		70,000	3,259,900
VIPSHOP HLDGS. LTD. ADS*		92,000	1,349,640
			4,609,540

INTERNET SOFTWARE & SERVICES	16.6%
ALIBABA GROUP HLDG. LTD. ADS*		30,000	3,173,700
BAOZUN, INC.*		50,000	754,500
CHANGYOU.COM LTD.*		40,000	1,090,000
MOMO, INC.*		60,000	1,350,000
NETEASE.COM, INC. ADS		8,200	1,974,396
SINA CORP.*		25,000	1,845,750
TENCENT HLDGS. LTD.		196,500	5,463,100
WEIBO CORP.*		17,500	877,450
YY, INC.*		40,000	2,131,200
			18,660,096

METALS & MINING	1.3%
FOSUN INTERNATIONAL LTD.		800,000	1,211,449
ZHAOJIN MINING INDUSTRY CO. LTD.		300,000	301,265
			1,512,714

PAPER & FOREST PRODUCTS	2.5%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-
LEE & MAN PAPER MFG. LTD.		1,300,000	1,187,571
NINE DRAGONS PAPER HLDGS. LTD.*		1,700,000	1,602,994
			2,790,565

PHARMACEUTICALS	4.9%
CSPC PHARMACEUTICAL GROUP LTD.		2,200,000	2,208,764
JIANGSU HENGRUI MEDICINE CO. LTD.		180,000	1,190,054
SINO BIOPHARMACEUTICAL LTD.		1,200,000	811,722
UNITED LABORATORIES INTERNATIONAL HLDGS. LTD.*		2,200,000	1,286,179
			5,496,719

REAL ESTATE MANAGEMENT & DEVELOPMENT	2.6%
CHINA OVERSEAS LAND & INVESTMENT LTD.		170,000	584,460
CHINA OVERSEAS PROPERTY HLDGS. LTD.		8,000,000	1,668,815
CHINA RESOURCES LAND LTD.		250,000	704,850
			2,958,125

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	0.5%
XINYI SOLAR HLDGS. LTD.		1,600,000	603,352

SOFTWARE	1.9%
GRIDSUM HLDG. INC.*		30,000	505,500
KINGSOFT CORP. LTD.*		700,000	1,672,441
			2,177,941

SPECIALTY RETAIL	2.8%
POU SHENG INTERNATIONAL HLDGS. LTD.		4,800,000	1,593,028
ZHONGSHENG GROUP HLDGS. LTD.*		1,600,000	1,531,721
			3,124,749

TEXTILES, APPAREL & LUXURY GOODS	6.2%
BEST PACIFIC INTERNATIONAL HLDGS. LTD.		1,000,000	851,465
LI NING CO. LTD.*		3,000,000	2,066,900
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.		410,000	2,869,117
TEXHONG TEXTILE GROUP LTD.		900,000	1,206,699
			6,994,181

UTILITIES - WATER	2.7%
BEIJING ENTERPRISES WATER GROUP LTD.		1,800,000	1,227,098
CT ENVIRONMENTAL GROUP LTD.		6,000,000	1,750,090
			2,977,188

TOTAL EQUITIES
(COST: $88,836,300)			$107,132,963

TOTAL INVESTMENTS	95.5%
(COST: $88,836,300)			$107,132,963

OTHER ASSETS LESS LIABILITIES	4.5%		5,105,066

NET ASSETS - 100% (EQUIVALENT TO $12.25 PER SHARE BASED ON 9,160,000 SHARES OUTSTANDING)			$112,238,029

Cost of Investments is $89,346,154 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$21,408,282
Gross unrealized depreciation			(3,621,473)
Net unrealized appreciation			$17,786,809

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2016

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	95.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.2%
AUSTRALIA	7.2%
ARISTOCRAT LEISURE LTD.		894,230	$10,820,279
BLUESCOPE STEEL LTD.		1,492,800	8,854,431
COCHLEAR LTD.		119,800	12,927,141
CORPORATE TRAVEL MANAGEMENT LTD.		357,906	4,834,717
DOMINO'S PIZZA ENTERPRISES LTD.		199,500	10,736,905
EVOLUTION MINING LTD.		5,463,400	10,495,281
PREMIER INVESTMENTS LTD.		298,800	3,546,906
			62,215,660

BELGIUM	1.5%
ION BEAM APPLICATIONS SA		94,265	4,786,315
NV BEKAERT SA		182,500	8,339,811
			13,126,126

CANADA	12.5%
CCL INDUSTRIES, INC.		43,840	8,440,871
COTT CORP.		808,374	11,519,329
DOLLARAMA, INC.		163,500	12,764,714
FIRSTSERVICE CORP.		127,078	5,910,289
MAPLE LEAF FOODS, INC.		475,000	10,901,105
NEW FLYER INDUSTRIES, INC.		216,100	6,494,530
PAREX RESOURCES, INC.*		1,206,447	15,310,475
QUEBECOR, INC.		288,500	8,767,146
SHOPIFY, INC.*		229,000	9,828,680
SLEEP COUNTRY CANADA HLDGS., INC.		363,300	8,622,837
TOREX GOLD RESOURCES, INC.*		424,700	9,186,727
			107,746,703

CHINA	4.3%
NEXTEER AUTOMOTIVE GROUP LTD.*		7,990,000	10,404,182
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		1,710,000	11,905,007
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		2,965,000	14,640,748
			36,949,937

DENMARK	4.5%
DFDS A/S		200,400	10,129,000
GENMAB A/S*		57,311	9,771,033
ROCKWOOL INTERNATIONAL A/S*		25,545	4,594,161
ROYAL UNIBREW A/S		137,160	6,767,048
SIMCORP A/S		125,923	7,314,588
			38,575,830

FINLAND	2.8%
HUHTAMAKI OYJ		265,338	12,357,800
KONECRANES OYJ*		343,648	12,175,531
			24,533,331

FRANCE	7.9%
CELLECTIS SA*		99,563	2,393,449
EUROFINS SCIENTIFIC SE*		14,115	6,411,369
IPSOS SA		148,957	4,864,278
NEXITY SA		211,326	11,155,031
RUBIS SCA*		104,500	9,578,971
SEB SA		91,402	12,896,081
SOPRA STERIA GROUP SA		52,413	6,149,784
TELEPERFORMANCE SA		141,500	15,089,412
			68,538,375

GERMANY	1.1%
AURELIUS EQUITY OPPORTUNITIES SE & CO.		103,623	6,539,587
SIXT SE		58,561	3,299,072
			9,838,659

HONG KONG	0.5%
MINTH GROUP LTD.*		1,137,000	3,994,540

IRELAND	1.4%
KINGSPAN GROUP PLC		463,600	12,488,349

ITALY	1.7%
BREMBO SPA		241,411	14,400,050

JAPAN	21.8%
ENIGMO, INC.*		103,900	2,065,602
HIRATA CORP.*		137,300	10,263,143
IIDA GROUP HLDGS. CO. LTD.		238,300	4,756,365
JAPAN LIFELINE CO. LTD.*		342,200	16,147,399
KAJIMA CORP.		1,456,000	10,108,220
KOITO MANUFACTURING CO. LTD.		269,100	12,950,131
KYUDENKO CORP.		438,500	15,999,704
LION CORP.		356,000	5,729,422
MEGMILK SNOW BRAND CO. LTD.		399,200	14,506,701
MISUMI GROUP, INC.		495,600	9,207,735
MITSUI CHEMICALS, INC.		3,320,000	15,616,981
MORINAGA & CO. LTD.		372,800	17,867,048
NICHIREI CORP.		436,000	9,734,273
NISSIN ELECTRIC CO. LTD.		693,800	11,453,293
OBAYASHI CORP.		362,800	3,567,000
OPEN HOUSE CO. LTD.		186,800	3,958,712
RORZE CORP.*		222,100	5,212,741
STELLA CHEMIFA CORP.		96,300	3,670,426
TAKEUCHI MANUFACTURING CO. LTD.		167,500	2,779,966
V TECHNOLOGY CO. LTD.		74,900	8,730,516
YAKUODO CO. LTD.*		77,300	4,581,362
			188,906,740

NETHERLANDS	1.1%
BE SEMICONDUCTOR INDUSTRIES NV		289,928	9,900,934

SPAIN	1.9%
GAMESA CORP. TECNOLOGICA SA		692,900	16,590,837

SWEDEN	5.3%
EVOLUTION GAMING GROUP AB		147,135	4,793,705
HUSQVARNA AB*		694,700	6,061,255
MYCRONIC AB		492,563	6,143,545
SAAB AB*		289,758	10,315,206
SWEDISH ORPHAN BIOVITRUM AB*		804,752	9,999,833
UNIBET GROUP PLC		931,200	8,651,168
			45,964,712

SWITZERLAND	4.4%
LOGITECH INTERNATIONAL SA		579,300	12,999,218
SWISS LIFE HLDG. AG		38,375	9,934,444
TEMENOS GROUP AG		182,393	11,489,914
VAT GROUP AG*		47,872	4,057,910
			38,481,486

UNITED KINGDOM	18.3%
888 HLDGS. PLC		1,451,056	4,166,026
ADMIRAL GROUP PLC		460,564	12,231,959
BBA AVIATION PLC		1,067,513	3,457,829
CAIRN ENERGY PLC*		2,493,273	6,075,636
CLINIGEN GROUP PLC*		826,600	7,682,076
DCC PLC		145,900	13,285,126
DIRECT LINE INSURANCE GROUP PLC		1,633,500	7,723,925
GVC HLDGS. PLC*		424,600	4,083,645
HAYS PLC*		6,105,700	10,272,454
IG GROUP HLDGS. PLC		578,625	6,532,500
JD SPORTS FASHION PLC		649,164	12,427,936
JUST EAT PLC*		2,170,400	15,078,865
MICRO FOCUS INTERNATIONAL PLC		705,600	20,102,512
PAYSAFE GROUP PLC*		2,131,100	12,322,537
RIGHTMOVE PLC		189,400	10,364,832
WEIR GROUP PLC		585,782	12,907,704
			158,715,562

TOTAL EQUITIES
(COST: $738,227,891)			$850,967,831

COMMERCIAL PAPER	0.6%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.55% DUE 10/06/2016		5,000,000	$5,000,000

TOTAL COMMERCIAL PAPER
(COST: $5,000,000)			$5,000,000

TOTAL INVESTMENTS	98.8%
(COST: $743,227,891)			$855,967,831

OTHER ASSETS LESS LIABILITIES	1.2%		10,099,996

NET ASSETS - 100% (EQUIVALENT TO $21.98 PER SHARE BASED ON 39,401,848 SHARES OUTSTANDING)			$866,067,827

Cost of investments is $746,588,755 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$125,404,079
Gross unrealized depreciation			(16,025,003)
Net unrealized appreciation			$109,379,076

* Non-income producing security during the period ended September 30, 2016

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	20.4%
Consumer Staples	9.4%
Energy	2.5%
Financials	4.9%
Health Care	8.1%
Industrials	22.9%
Information Technology	17.6%
Materials	8.9%
Real Estate	2.4%
Utilities	1.1%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.7%
AUSTRALIA	7.0%
ARISTOCRAT LEISURE LTD.		700,000	$8,470,075
BLUESCOPE STEEL LTD.		1,164,400	6,906,551
COCHLEAR LTD.		93,800	10,121,584
CORPORATE TRAVEL MANAGEMENT LTD.		280,400	3,787,739
DOMINO'S PIZZA ENTERPRISES LTD.		155,400	8,363,484
EVOLUTION MINING LTD.		4,276,500	8,215,227
PREMIER INVESTMENTS LTD.		234,900	2,788,381
			48,653,041

BELGIUM	1.5%
ION BEAM APPLICATIONS SA		73,400	3,726,893
NV BEKAERT SA		139,600	6,379,384
			10,106,277

CANADA	12.1%
CCL INDUSTRIES, INC.		34,372	6,617,920
COTT CORP.		632,800	9,017,400
DOLLARAMA, INC.		127,500	9,954,135
FIRSTSERVICE CORP.		99,488	4,627,102
MAPLE LEAF FOODS, INC.		371,800	8,532,697
NEW FLYER INDUSTRIES, INC.		169,200	5,085,027
PAREX RESOURCES, INC.*		944,400	11,984,954
QUEBECOR, INC.		225,800	6,861,773
SHOPIFY, INC.*		179,200	7,691,264
SLEEP COUNTRY CANADA HLDGS., INC.		282,900	6,714,563
TOREX GOLD RESOURCES, INC.*		333,300	7,209,645
			84,296,480

CHINA	4.2%
NEXTEER AUTOMOTIVE GROUP LTD.*		6,254,000	8,143,649
SHENZHOU INTERNATIONAL GROUP HLDGS. LTD.*		1,335,000	9,294,260
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.		2,327,000	11,490,395
			28,928,304

DENMARK	4.4%
DFDS A/S		156,900	7,930,340
GENMAB A/S*		44,904	7,655,746
ROCKWOOL INTERNATIONAL A/S*		19,900	3,578,932
ROYAL UNIBREW A/S		107,360	5,296,809
SIMCORP A/S		98,600	5,727,455
			30,189,282

FINLAND	2.8%
HUHTAMAKI OYJ		207,700	9,673,379
KONECRANES OYJ*		267,600	9,481,132
			19,154,511

FRANCE	7.7%
CELLECTIS SA*		78,100	1,877,488
EUROFINS SCIENTIFIC SE*		10,980	4,987,377
IPSOS SA		116,000	3,788,048
NEXITY SA		165,400	8,730,786
RUBIS SCA*		81,200	7,443,181
SEB SA		71,500	10,088,070
SOPRA STERIA GROUP SA		41,300	4,845,860
TELEPERFORMANCE SA		110,900	11,826,260
			53,587,070

GERMANY	1.1%
AURELIUS EQUITY OPPORTUNITIES SE & CO.		81,100	5,118,173
SIXT SE		45,300	2,552,005
			7,670,178

HONG KONG	0.5%
MINTH GROUP LTD.*		896,000	3,147,852

IRELAND	1.4%
KINGSPAN GROUP PLC		362,200	9,756,859

ITALY	1.6%
BREMBO SPA		188,500	11,243,934

JAPAN	21.2%
ENIGMO, INC.*		81,500	1,620,275
HIRATA CORP.*		107,400	8,028,125
IIDA GROUP HLDGS. CO. LTD.		186,000	3,712,480
JAPAN LIFELINE CO. LTD.*		267,800	12,636,685
KAJIMA CORP.		1,139,000	7,907,460
KOITO MANUFACTURING CO. LTD.		210,700	10,139,697
KYUDENKO CORP.		342,200	12,485,972
LION CORP.		279,000	4,490,193
MEGMILK SNOW BRAND CO. LTD.		313,000	11,374,242
MISUMI GROUP, INC.		387,900	7,206,781
MITSUI CHEMICALS, INC.		2,595,000	12,206,647
MORINAGA & CO. LTD.		282,600	13,544,066
NICHIREI CORP.		346,500	7,736,068
NISSIN ELECTRIC CO. LTD.		543,100	8,965,528
OBAYASHI CORP.		278,300	2,736,207
OPEN HOUSE CO. LTD.		146,700	3,108,903
RORZE CORP.*		173,800	4,079,128
STELLA CHEMIFA CORP.		74,800	2,850,964
TAKEUCHI MANUFACTURING CO. LTD.		130,400	2,164,225
V TECHNOLOGY CO. LTD.		58,700	6,842,207
YAKUODO CO. LTD.*		60,500	3,585,671
			147,421,524

NETHERLANDS	1.1%
BE SEMICONDUCTOR INDUSTRIES NV		225,800	7,710,986

SPAIN	1.9%
GAMESA CORP. TECNOLOGICA SA		542,400	12,987,257

SWEDEN	5.1%
EVOLUTION GAMING GROUP AB		101,610	3,310,486
HUSQVARNA AB*		543,800	4,744,653
MYCRONIC AB		385,500	4,808,190
SAAB AB*		226,800	8,073,940
SWEDISH ORPHAN BIOVITRUM AB*		631,800	7,850,734
UNIBET GROUP PLC		713,100	6,624,944
			35,412,947

SWITZERLAND	4.3%
LOGITECH INTERNATIONAL SA		453,900	10,185,301
SWISS LIFE HLDG. AG		30,005	7,767,635
TEMENOS GROUP AG		142,800	8,995,739
VAT GROUP AG*		37,700	3,195,672
			30,144,347

UNITED KINGDOM	17.8%
888 HLDGS. PLC		978,700	2,809,878
ADMIRAL GROUP PLC		359,200	9,539,868
BBA AVIATION PLC		823,700	2,668,083
CAIRN ENERGY PLC*		1,951,600	4,755,681
CLINIGEN GROUP PLC*		642,100	5,967,410
DCC PLC		114,200	10,398,639
DIRECT LINE INSURANCE GROUP PLC		1,278,600	6,045,798
GVC HLDGS. PLC*		327,700	3,151,697
HAYS PLC*		4,777,000	8,037,001
IG GROUP HLDGS. PLC		452,900	5,113,103
JD SPORTS FASHION PLC		507,900	9,723,504
JUST EAT PLC*		1,695,700	11,780,884
MICRO FOCUS INTERNATIONAL PLC		550,000	15,669,475
PAYSAFE GROUP PLC*		1,658,800	9,591,584
RIGHTMOVE PLC		148,200	8,110,180
WEIR GROUP PLC		458,400	10,100,843
			123,463,628

TOTAL EQUITIES
(COST: $592,711,356)			$663,874,477

COMMERCIAL PAPER	0.7%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.55% DUE 10/06/2016		5,000,000	$5,000,000

TOTAL COMMERCIAL PAPER
(COST: $5,000,000)			$5,000,000

TOTAL INVESTMENTS	96.4%
(COST: $597,711,356)			$668,874,477

OTHER ASSETS LESS LIABILITIES	3.6%		25,298,467

NET ASSETS - 100% (EQUIVALENT TO $10.59 PER SHARE BASED ON 65,560,375 SHARES OUTSTANDING)			$694,172,944

Cost of investments is $601,229,529 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$81,204,199
Gross unrealized depreciation			(13,559,251)
Net unrealized appreciation			$67,644,948

* Non-income producing security during the period ended September 30, 2016

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.7%
Consumer Staples	9.2%
Energy	2.4%
Financials	4.7%
Health Care	7.9%
Industrials	22.4%
Information Technology	17.2%
Materials	8.7%
Real Estate	2.4%
Utilities	1.1%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$57,808,555	$8,627,887
Total Level 1	57,808,555	8,627,887
Level 2	-	-
Level 3	-	-
Total Investments	$57,808,555	$8,627,887

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$11,484,031	$37,691,929
Total Australia	1,668,459	-
Total Europe	13,117,834	-
Total North America	23,209,416	-
Total Level 1	49,479,740	37,691,929
Level 2 - Equities
Total Asia	-	69,441,034
Total Level 2	-	69,441,034
Level 3	-	-
Total Investments	$49,479,740	$107,132,963

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$229,851,217	$179,497,680
Total Australia	62,215,660	48,653,041
Total Europe	451,154,251	351,427,276
Total North America	107,746,703	84,296,480
Total Level 1	850,967,831	663,874,477
Level 2 - Equities
Total Commercial Paper	5,000,000	5,000,000
Total Level 2	5,000,000	5,000,000
Level 3	-	-
Total Investments	$855,967,831	$668,874,477

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $15,740,871, $2,350,960, $447,839,913, and $206,064,611 at September 30, 2016 respectively for the Emerging Growth Fund, China Opportunities Fund, International Opportunities Fund, and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2016

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 29, 2016